CONTINGENCIES - Baosheng Network (Details)								1 Months Ended
	Sep. 10, 2023 CNY (¥)	Aug. 10, 2023 CNY (¥)	Aug. 01, 2023 installment	Jul. 06, 2023 CNY (¥)	Apr. 24, 2023 CNY (¥)	Mar. 14, 2023 USD ($)	Mar. 14, 2023 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
CONTINGENCIES
Accounts payable | $										$ 7,029,676		$ 8,853,669
Baosheng Network
CONTINGENCIES
Penalty amount | $						$ 364
Accounts payable											¥ 160,965
Baosheng Network | Service fee repayment
CONTINGENCIES
Service fee amount						$ 23,338	¥ 160,965
Baosheng Network | Service fee repayment | Subsequent event
CONTINGENCIES
Amount awarded to other party				¥ 171,478
Amount of cash frozen by the court				¥ 171,478
Yituo | Breach of contract claim
CONTINGENCIES
Service fee amount								$ 7,383	¥ 50,843
Amount awarded to other party					¥ 50,843
Yituo | Breach of contract claim | Subsequent event
CONTINGENCIES
Number of instalments for payment of settlement amount | installment			2
Instalments for litigation settlement made	¥ 20,000	¥ 30,843